Earnings Per Share - Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$ 1,213	$ 592
Weighted average number of Common Shares outstanding during the year	286.2	290.4
Basic earnings per Common Share	$ 4.24	$ 2.04
Diluted earnings per Common Share:
Net income attributable to Magna International Inc.	$ 1,213	$ 592
Weighted average number of Common Shares outstanding during the year	286.2	290.4
Stock options and restricted stock	0.4	0.8
Diluted	286.6	291.2
Diluted earnings per Common Share	$ 4.23	$ 2.03